SUBSEQUENT EVENTS (Details Textual) - Subsequent Event [Member]	1 Months Ended
Apr. 30, 2018 USD ($)
Subsequent Event [Line Items]
Proceeds from Sale of Interest in Partnership Unit	$ 838,580
Gain Loss on Disposition of Operating Limited Partnership	$ 828,520